UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIENCY - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Common Stock
Equity Balance, Starting	$ 413,036	$ 396,737	$ 396,737	$ 180,037
Shares Outstanding, Starting	413,035,675	396,736,506	396,736,506	180,036,435
Issuance of warrants for services, Value		$ 0
Issuance of warrants for services, Shares		0
Issuance of warrants for services – related party, Value		$ 0
Issuance of warrants for services – related party, Shares		0
Issuance of common stock for cash, Value	$ 7,726	$ 156	$ 3,745	$ 26,500
Issuance of common stock for cash, Shares	7,726,264	156,252	3,744,588	26,500,000
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments		$ 1,362
Stock Issued During Period, Shares, Conversion of Convertible Securities		1,362,247
Stock Issued During Period, Value, Stock Options Exercised		$ 5,637
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		5,636,690
Issuance of common stock for cash - related party, Value	$ 357
Issuance of common stock for cash - related party, Shares	357,142
Stock Issued During Period, Value, Other	$ 0
Stock Issued During Period, Shares, Other	0
Issuance of warrants to board of directors			$ 0	$ 0
Issuance of warrants for services			0	0
Issuance of warrants and options for services –related party				0
Common stock issued on warrant exercise, Value				$ 9,689
Common stock issued on warrant exercise, Shares				9,688,917
Common stock issued on conversion of 11% Loan Payable and accrued interest, Value				$ 3,118
Common stock issued on conversion of 11% Loan Payable and accrued interest, Shares				3,118,359
Common stock issued on conversion of Due to Related Party, Value				$ 4,649
Common stock issued on conversion of Due to Related Party, Shares				4,649,291
Common stock issued on conversion of 11% Convertible Debt and accrued interest - related party, Value				$ 172,744
Common stock issued on conversion of 11% Convertible Debt and accrued interest - related party, Shares				172,743,504
Warrants issued for financing costs, Value				$ 0
Warrants issued for financing costs, Shares				0
Issuance of options for services - related party, Value			$ 0
Issuance of options for services - related party, Shares			0
Common stock issued on warrant exercise, Value			$ 8,685
Common stock issued on warrant exercise, Shares			8,685,000
Cashless exercise of Warrants, Value			$ 2,307
Cashless exercise of Warrants, Shares			2,307,334
Common stock issued on conversion of 11% Loan Payable and accrued interest, Value			$ 1,362
Common stock issued on conversion of 11% Loan Payable and accrued interest, Shares			1,362,247
Common stock issued on conversion of Loans Payable, Related Parties, Value			$ 200
Common stock issued on conversion of Loans Payable, Related Parties, Shares			200,000
Issuance of warrants for participation agreements, Value			$ 0
Issuance of warrants for participation agreements, Shares			0
Net Income (Loss)	$ 0	$ 0	$ 0	$ 0
Shares Outstanding, Ending	421,119,081	403,891,695	413,035,675	396,736,506
Equity Balance, Ending	$ 421,119	$ 403,892	$ 413,036	$ 396,737
Additional Paid-in Capital
Equity Balance, Starting	87,340,026	81,222,726	81,222,726	55,985,626
Issuance of warrants for services, Value	975,024	898,975
Issuance of warrants for services – related party, Value		297,248
Issuance of common stock for cash, Value	1,032,274	24,844	397,121	2,623,500
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments		134,863
Stock Issued During Period, Value, Stock Options Exercised		370,363
Issuance of common stock for cash - related party, Value	49,643
Stock Issued During Period, Value, Other	40,799
Issuance of warrants to board of directors			1,248,616	192,614
Issuance of warrants for services			2,302,044	759,378
Issuance of warrants and options for services –related party				2,653,243
Common stock issued on warrant exercise, Value				972,328
Common stock issued on conversion of 11% Loan Payable and accrued interest, Value				308,718
Common stock issued on conversion of Due to Related Party, Value				460,280
Common stock issued on conversion of 11% Convertible Debt and accrued interest - related party, Value				17,101,607
Warrants issued for financing costs, Value				165,432
Issuance of options for services - related party, Value			297,248
Common stock issued on warrant exercise, Value			821,715
Cashless exercise of Warrants, Value			(2,307)
Common stock issued on conversion of 11% Loan Payable and accrued interest, Value			134,862
Common stock issued on conversion of Loans Payable, Related Parties, Value			19,800
Issuance of warrants for participation agreements, Value			898,200
Net Income (Loss)	0	0	0	0
Equity Balance, Ending	89,437,765	82,949,019	87,340,026	81,222,726
Retained Earnings
Equity Balance, Starting	(99,063,675)	(89,957,946)	(89,957,946)	(78,447,780)
Issuance of warrants for services, Value		0
Issuance of warrants for services – related party, Value		0
Issuance of common stock for cash, Value	0	0	0	0
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments		0
Stock Issued During Period, Value, Stock Options Exercised		0
Issuance of common stock for cash - related party, Value	0
Stock Issued During Period, Value, Other	0
Issuance of warrants to board of directors			0	0
Issuance of warrants for services			0	0
Issuance of warrants and options for services –related party				0
Common stock issued on warrant exercise, Value				0
Common stock issued on conversion of 11% Loan Payable and accrued interest, Value				0
Common stock issued on conversion of Due to Related Party, Value				0
Common stock issued on conversion of 11% Convertible Debt and accrued interest - related party, Value				0
Warrants issued for financing costs, Value				0
Issuance of options for services - related party, Value			0
Common stock issued on warrant exercise, Value			0
Cashless exercise of Warrants, Value			0
Common stock issued on conversion of 11% Loan Payable and accrued interest, Value			0
Common stock issued on conversion of Loans Payable, Related Parties, Value			0
Issuance of warrants for participation agreements, Value			0
Net Income (Loss)	(2,218,979)	(2,542,978)	(9,105,729)	(11,510,166)
Equity Balance, Ending	(101,282,654)	(92,500,924)	(99,063,675)	(89,957,946)
Equity Balance, Starting	(11,310,615)	(8,338,483)	(8,338,483)	(22,282,117)
Issuance of warrants for services, Value	975,024	898,975
Issuance of warrants for services – related party, Value		297,248
Issuance of common stock for cash, Value	$ 1,040,000	25,000	400,866	2,650,000
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments		136,225
Stock Issued During Period, Value, Stock Options Exercised		376,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	1,362,247
Issuance of common stock for cash - related party, Value	$ 50,000
Stock Issued During Period, Value, Other	40,799
Issuance of warrants to board of directors			1,248,616	192,614
Issuance of warrants for services			2,302,044	759,378
Issuance of warrants and options for services –related party				2,653,243
Common stock issued on warrant exercise, Value				982,017
Common stock issued on conversion of 11% Loan Payable and accrued interest, Value				311,836
Common stock issued on conversion of Due to Related Party, Value				464,929
Common stock issued on conversion of 11% Convertible Debt and accrued interest - related party, Value				17,274,351
Warrants issued for financing costs, Value				165,432
Issuance of options for services - related party, Value			297,248
Common stock issued on warrant exercise, Value			830,400
Cashless exercise of Warrants, Value			0
Common stock issued on conversion of 11% Loan Payable and accrued interest, Value			136,224
Common stock issued on conversion of Loans Payable, Related Parties, Value			20,000
Issuance of warrants for participation agreements, Value			898,200
Net Income (Loss)	(2,218,979)	(2,542,978)	(9,105,729)	(11,510,166)
Equity Balance, Ending	$ (11,423,770)	$ (9,148,013)	$ (11,310,615)	$ (8,338,483)